Schedule of Investments	12 Months Ended
Dec. 31, 2016
Schedule of Investments [Abstract]
Investment Holdings, Schedule of Investments [Text Block]
	December 31, 2016		December 31, 2015
	Percentage of		Percentage of
	Net Assets	Fair value	Net Assets	Fair value

Long Positions
Futures Positions
Agriculture	0.00%	$-	-0.17%	$(10,975)
Currency	0.00%	-	0.06%	4,031
Energy	0.00%	-	-0.43%	(28,234)
Indices	0.00%	-	-0.05%	(3,318)
Interest rates	0.00%	-	-0.16%	(10,506)

Total long positions on open contracts		$-		$(49,002)

Short Positions
Futures Positions
Agriculture	0.00%	$-	-0.26%	$(17,425)
Currency	0.00%	-	0.33%	21,518
Energy	0.00%	-	0.89%	59,088
Indices	0.00%	-	-0.23%	(15,231)
Interest rates	0.00%	-	0.03%	1,694
Metals	0.00%	-	0.04%	2,772

Total short positions on open contracts		$-		$52,416

Total unrealized gain on open contracts		$-		$3,414

Short put options on futures contract
Interest rates (premiums received - $0 and $4,356, respectively)	0.00%	$-	-0.11%	$(7,440)

Short call options on futures contracts
Interest rates (premiums received - $0 and $3,000, respectively)	0.00%	$-	-0.01%	$(619)

Total options written on futures contracts		$-		$(8,059)